CONDENSED CONSOLIDATED BALANCE SHEETS (parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Statement
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Statement
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	10,621,073	10,621,073
Common stock, shares outstanding	10,621,073	10,621,073
Class B common stock
Statement
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	36,973,877	36,973,877
Common stock, shares outstanding	36,973,877	36,973,877